June 18, 2024

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Manning & Napier Fund, Inc.

File Nos. 002-92633 and 811-04087

Ladies and Gentlemen:

Our client, Manning & Napier Fund, Inc. (the “Fund”), has enclosed, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 227 and under the Investment Company Act of 1940, as amended, Amendment No. 228 (the “Filing”) to the Fund’s Registration Statement on Form N-1A.

This Amendment is being filed pursuant to the conditions and requirements of Rule 485(a)(1) under the 1933 Act for the purpose of introducing Class I, Class S and Class Z to the Credit Series of the Fund. We intend for this Amendment to become effective approximately 60 days after filing.

Please contact me at 215.963.5598 with any questions or comments.

Very truly yours,

/s/ Sean Graber

Sean Graber